UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 2009

Check here if Amendment []; Amendment Number: ______
This Amendment (Check only one.): [] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill Anastasopoulos
Title: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW Friday 15 May,2009

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

28-01190_ Frank Russell Company




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1
Form 13F
Information Table Entry Total:   60
Form 13F
Information Table Value Total: 279,169 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name

1 28-01190 Frank Russell Company


FORM 13F INFORMATION TABLE


NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES / PRN AMT	SHARES/	PUT / CALL
INVESTMENT
OTHER	VOTING
			(x $1000)		PRN		DISCRETN	MANAGERS	SOLE

ALEXANDRIA RE EQUIT     COM	015271109	19,568 537,585 		SH	SOLE	01	537,585
AMERICA MOVIL SAB SPONSORED ADR	02364W105	1,331 	 49,134 	SH	SOLE	01	 49,134
APACHE CORP             COM	037411105	1,437 	 22,428 	SH	SOLE	01	 22,428
APPLE INC               COM	037833100	239 	 2,273 		SH	SOLE	01	 2,273
BANK OF AMERICA         COM	060505104	40 	 5,873 		SH	SOLE	01	 5,873
BECTON DICKINSON        COM	075887109	1,130 	 16,800 	SH	SOLE	01	 16,800
BOEING CO               COM	097023105	676 	 19,000 	SH	SOLE	01	 19,000
BOSTON PROPERTIE INC    COM	101121101	15,008	428,430 	SH	SOLE	01	 428,430
CARDIONET INC           COM	14159L103	828 	 29,500 	SH	SOLE	01	 29,500
CATERPILLAR INC         COM	149123101	719 	 25,711 	SH	SOLE	01	 25,711
CIA VALE DO RIO  SPONSORED ADR	204412209	958 	 72,061 	SH	SOLE	01	 72,061
CISCO SYSTEMS INC       COM	17275R102	1,090 	 65,000 	SH	SOLE	01	 65,000
CLOROX COMPANY          COM	189054109	1,236 	 24,000 	SH	SOLE	01	 24,000
COACH INC               COM	189754104	105 	 6,300 		SH	SOLE	01	 6,300
COCA COLA COMPANY       COM	191216100	1,099 	 25,000 	SH	SOLE	01	 25,000
COCA-COLA FEMSA	 SPONSORED ADR	191241108	749 	 22,000 	SH	SOLE	01	 22,000
CORPORATE OFFICE PRO    COM	22002T108	2,124 	 85,549 	SH	SOLE	01	 85,549
CVS CORP                COM	126650100	1,583 	 57,600 	SH	SOLE	01	 57,600
DESARROLLADO-ADR SPONSORED ADR	25030W100	862 	 65,070 	SH	SOLE	01	 65,070
DIAMOND FOODS INC       COM	252603105	1,319 	 47,236 	SH	SOLE	01	 47,236
DIGITAL REALTY TRUST    COM	253868103	59,402 1,790,299 	SH	SOLE	01	 1,790,299
DOUGLAS EMMETT INC      COM	25960P109	14,856 2,010,284 	SH	SOLE	01	 2,010,284
EMBRAER EM BRAS AESPONSORED ADR	29081M102	652 	 49,100 	SH	SOLE	01	 49,100
ENCANA CORP             COM	292505104	1,517 	 29,400 	SH	SOLE	01	 29,400
EQUITY LIFESTYLE PR     COM	29472R108	9,980 	 261,948 	SH	SOLE	01	 261,948
ESSEX PROP TRUST INC    COM	297178105	17,514 305,441 		SH	SOLE	01	 305,441
FEDERAL REALTY INVS     COM	313747206	1,576 	 34,260 	SH	SOLE	01	 34,260
FLUOR CORP NEW         	COM	343412102	914 	 26,468 	SH	SOLE	01	 26,468
FTI CONSULTING INC      COM	302941109	1,089 	 22,000 	SH	SOLE	01	 22,000
GENERAL ELECTRIC CO     COM	369604103	1,177 	 116,400 	SH	SOLE	01	 116,400
GILEAD SCIENCES INC     COM	375558103	255 	 5,500 		SH	SOLE	01	 5,500
GOLDCORP INC            COM	380956409	1,273 	 30,000 	SH	SOLE	01	 30,000
GOLDMAN SACHS GROUP     COM	38141G104	997 	 9,400 		SH	SOLE	01	 9,400
HARLEY DAVIDSON INC     COM	412822108	90 	 6,730 		SH	SOLE	01	 6,730
HEALTH CARE REIT INC    COM	42217K106	17,916 585,670 		SH	SOLE	01	 585,670
HOME PROPERTIES INC     COM	437306103	9,003 	 293,749 	SH	SOLE	01	 293,749
INTEL CORPORATION       COM	458140100	150 	 10,000 	SH	SOLE	01	 10,000
ISHARES S AND P S & P 500 INDEX	464287200	1,090 	 13,692 	SH	SOLE	01	 13,692
JOHNSON AND JOHNSON     COM	478160104	1,105 	 21,000 	SH	SOLE	01	 21,000
JOY GLOBAL INC          COM	481165108	43 	 30,187 	SH	SOLE	01	 30,187
KIMBERLEY CLARK CORP    COM	494368103	 908 	 19,700 	SH	SOLE	01	 19,700
KOHLS CORPORATION       COM	500255104	193 	 4,550 		SH	SOLE	01	 4,550
MINAS BUENAVENT ASPONSORED ADR	204448104	799 	 33,300 	SH	SOLE	01	 33,300
NII HOLDINGS INC B      COM	62913F201	816 	 54,367 	SH	SOLE	01	 54,367
ORACLE CORPORATION      COM	68389X105	1,601 	 88,600 	SH	SOLE	01	 88,600
PETROLEO BRASIL	 SPONSORED ADR	71654V408	1,396 	 45,800 	SH	SOLE	01	 45,800
PHILIP MORRIS INTL      COM	718172109	1,103 	 31,000 	SH	SOLE	01	 31,000
PUBLIC STORAGE          COM	74460D109	 13,686 247,709 	SH	SOLE	01	 247,709
QUALCOMM INC            COM	747525103	 1,463 	 37,602 	SH	SOLE	01	 37,602
REGENCY CENTERS CORP    COM	758849103	 751 	 28,275 	SH	SOLE	01	 28,275
RESEARCH IN MOTION      COM	760975102	 1,036 	 19,009 	SH	SOLE	01	 19,009
SALESFORCE.COM INC      COM	79466L302	 160 	 4,889 		SH	SOLE	01	 4,889
SIMON PROP GROUP INC    COM	828806109	 25,765 743,803 	SH	SOLE	01	 743,803
SPIRIT AEROSYS HLDG    	COM	848574109	 588 	 59,000 	SH	SOLE	01	 59,000
TANGER FACT OUTLET     	COM	875465106	 31,600 1,023,990 	SH	SOLE	01	 1,023,990
TRANSOCEAN LTD          COM	40674667	 717 	 12,194 	SH	SOLE	01	 12,194
VORNADO REALTY TRUST    COM	929042109	 551 	 16,575 	SH	SOLE	01	 16,575
WAL-MART STORES INC     COM	931142103	 1,146 	 22,000 	SH	SOLE	01	 22,000
WELLS FARGO CO NEW      COM	949746101	 785 	 55,149 	SH	SOLE	01	 55,149
XILINX INC              COM	983919101	 805 	 42,000 	SH	SOLE	01	 42,000